Taxes on Income - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Foreign pre-tax income	$ 213,000,000	$ 250,000,000	$ 115,000,000
Increase (decrease) in valuation allowance	1,200,000	(8,400,000)	3,200,000
Deferred tax assets relating to tax benefits		1,200,000
Deferred tax charge (benefit) related to profits that were not permanently reinvested	2,200,000	7,500,000	(2,400,000)
Unrecognized tax benefits that would impact the effective tax rate if recognized	72,600,000
Indemnification for gross unrecognized tax benefits from sellers of acquired companies	1,400,000
Tax related interest expense	2,400,000	1,100,000	1,100,000
Liability for tax-related interest expense	6,800,000	5,200,000
Unrecognized Consolidated Financial Statements
Income Taxes [Line Items]
Net operating profits	33,000,000
Domestic
Income Taxes [Line Items]
Net operating losses	804,000,000
Domestic | Subject To Section 382 Limitations
Income Taxes [Line Items]
Net operating losses	721,000,000
Windfall Tax Benefits Recognized
Income Taxes [Line Items]
Windfall tax benefits	41,800,000	3,000,000
International
Income Taxes [Line Items]
Net operating losses	121,000,000
Undistributed earnings	1,100,000,000
International | Expire In 2013
Income Taxes [Line Items]
Net operating losses	1,000,000
International | Expire Subsequent To 2013
Income Taxes [Line Items]
Net operating losses	35,000,000
International | Unlimited Life
Income Taxes [Line Items]
Net operating losses	$ 85,000,000